Quarterly Holdings Report
for

Fidelity® Maryland Municipal Income Fund

May 31, 2021

SMD-QTLY-0721
1.802198.117

Schedule of Investments May 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.7%
	Principal Amount	Value
District Of Columbia - 1.1%
Washington D.C. Metropolitan Transit Auth. Rev. Series 2017 B, 5% 7/1/33	2,000,000	2,457,991
Guam - 0.1%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.25% 10/1/34 (a)	300,000	325,299
Maryland - 98.5%
Anne Arundel County Gen. Oblig.:
Series 2014, 5% 4/1/25	$2,140,000	$2,420,758
Series 2015:
5% 4/1/33	5,895,000	6,869,390
5% 4/1/33	2,585,000	3,012,277
Series 2018, 5% 10/1/35	6,400,000	8,007,561
Series 2019, 5% 10/1/48	550,000	699,391
Baltimore Convention Ctr. Hotel Rev. Series 2017, 5% 9/1/32	1,500,000	1,572,742
Baltimore County Gen. Oblig.:
Series 2016, 5% 2/1/29	1,310,000	1,568,696
Series 2019, 4% 11/1/33	1,805,000	2,216,419
Series 2020:
4% 1/1/32	700,000	805,130
4% 1/1/33	1,200,000	1,378,033
4% 1/1/35	1,230,000	1,401,736
4% 1/1/37	1,500,000	1,702,558
4% 1/1/45	1,750,000	1,960,265
4% 3/1/48	2,060,000	2,438,485
4% 1/1/50	2,400,000	2,674,835
Baltimore Gen. Oblig.:
(East Baltimore Research Park Proj.) Series 2017 A, 5% 9/1/38	1,650,000	1,811,009
Series 2013 B, 5% 10/15/24	1,875,000	1,998,844
Series 2015:
5% 6/15/23	350,000	382,842
5% 6/15/24	500,000	567,437
Series 2017 A:
5% 10/15/34	2,000,000	2,502,044
5% 10/15/36	1,000,000	1,251,302
5% 10/15/37	1,000,000	1,251,516
Baltimore Proj. Rev.:
(Wastewtr. Projs.):
Series 2014 C:
5% 7/1/27	2,325,000	2,684,996
5% 7/1/34	1,285,000	1,482,752
Series 2014 D, 5% 7/1/28	2,750,000	3,176,877
(Wtr. Proj.) Series 2020 A, 5% 7/1/50	1,000,000	1,290,662
(Wtr. Projs.):
Series 1994 A, 5% 7/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	120,000	123,352
Series 2014 A:
5% 7/1/28	2,825,000	3,263,519
5% 7/1/33	3,000,000	3,461,508
Series 2014 B, 5% 7/1/28	1,580,000	1,825,260
Series 2017 D, 5% 7/1/31	5,260,000	6,436,133
City of Westminster Series 2016, 5% 11/1/31	1,000,000	1,163,937
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev.:
Series 2019 B, 4% 9/1/49	865,000	959,107
Series 2019 C:
5% 9/1/29	550,000	704,764
5% 3/1/30	700,000	893,661
5% 3/1/31	1,150,000	1,459,087
Maryland Dept. of Trans. Consolidated Trans. Rev. Series 2020, 5% 10/1/33	1,500,000	2,014,774
Maryland Econ. Dev. Auth. Rev.:
(Ports America Chesapeake LLC. Proj.) Series 2017 A, 5% 6/1/29	1,850,000	2,266,265
(Term. Proj.) Series 2019 A:
5% 6/1/44 (a)	500,000	590,545
5% 6/1/49 (a)	1,000,000	1,173,187
Maryland Econ. Dev. Corp. (Purple Line Lt. Rail Proj.) Series 2016 D, 5% 3/31/31 (a)	1,950,000	2,286,519
Maryland Econ. Dev. Corp. Air Cargo Series 2019:
5% 7/1/27 (a)	200,000	243,904
5% 7/1/28 (a)	630,000	785,236
5% 7/1/29 (a)	585,000	741,854
Maryland Econ. Dev. Corp. Student Hsg. Rev.:
(Towson Univ. Proj.) Series 2017:
5% 7/1/26	350,000	394,704
5% 7/1/28	305,000	346,469
5% 7/1/29	185,000	208,820
5% 7/1/30	250,000	280,549
5% 7/1/31	300,000	335,059
5% 7/1/32	325,000	361,639
5% 7/1/36	500,000	550,521
(Univ. of Maryland, Baltimore County Proj.) Series 2016:
5% 7/1/28 (FSA Insured)	350,000	419,749
5% 7/1/29 (FSA Insured)	700,000	834,960
(Univ. of Maryland, College Park Projs.) Series 2016, 5% 6/1/43 (FSA Insured)	575,000	676,421
Maryland Gen. Oblig. Series A:
5% 8/1/31	1,060,000	1,429,525
5% 8/1/32	1,000,000	1,345,563
5% 3/15/33	2,925,000	3,891,042
5% 8/1/34	2,000,000	2,678,767
Maryland Health & Higher Edl.:
Series 2020:
4% 7/1/40	300,000	354,669
4% 7/1/45	750,000	874,517
4% 7/1/50	1,000,000	1,154,964
Series 2021 A:
4% 6/1/39	475,000	549,146
4% 6/1/40	500,000	575,950
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Anne Arundel Med. Ctr., MD Proj.) Series 2017 A:
5% 7/1/28	500,000	617,685
5% 7/1/30	850,000	1,037,437
5% 7/1/31	1,400,000	1,703,301
5% 7/1/32	290,000	352,089
(Medstar Health, Inc. Proj.) Series 2017 A, 5% 5/15/45	65,000	79,569
Series 2012 A:
5% 7/1/23	400,000	419,295
5% 7/1/25 (Pre-Refunded to 7/1/22 @ 100)	1,120,000	1,176,743
5% 7/1/26 (Pre-Refunded to 7/1/22 @ 100)	300,000	315,199
Series 2012:
5% 7/1/23	850,000	893,471
5% 7/1/24	1,100,000	1,155,641
5% 7/1/26	1,080,000	1,132,731
5% 7/1/26	1,400,000	1,469,877
5% 7/1/27	300,000	314,873
5% 7/1/31	2,500,000	2,618,718
Series 2013 A, 5% 8/15/41	3,000,000	3,294,845
Series 2013 B, 5% 8/15/38	2,000,000	2,196,563
Series 2014:
5% 7/1/22 (Escrowed to Maturity)	870,000	915,051
5% 7/1/27	3,495,000	3,961,103
5% 10/1/45	2,500,000	2,842,111
5.25% 7/1/25 (Pre-Refunded to 7/1/24 @ 100)	2,500,000	2,875,007
Series 2015 A:
5% 5/15/29	2,000,000	2,329,204
5% 5/15/30	1,000,000	1,163,328
Series 2015:
5% 7/1/24	100,000	113,962
5% 7/1/26 (Pre-Refunded to 7/1/24 @ 100)	1,000,000	1,144,009
5% 7/1/27 (Pre-Refunded to 7/1/24 @ 100)	1,000,000	1,144,009
5% 7/1/29	600,000	698,899
5% 8/15/29	2,000,000	2,319,919
5% 7/1/30	1,075,000	1,250,784
5% 7/1/31	2,200,000	2,564,555
5% 7/1/33	1,325,000	1,521,112
5% 7/1/34	1,200,000	1,375,624
5% 7/1/40	3,350,000	3,884,648
Series 2016 A:
4% 7/1/42	2,175,000	2,388,083
5% 7/1/35	1,500,000	1,776,154
5% 7/1/38	3,215,000	3,782,852
5.5% 1/1/31	1,500,000	1,815,023
Series 2016:
5% 6/1/26	300,000	362,013
5% 6/1/27	255,000	305,969
5% 6/1/28	310,000	369,954
5% 6/1/29	350,000	415,455
5% 7/1/31	500,000	597,061
5% 6/1/33	305,000	357,442
5% 6/1/36	250,000	291,548
Series 2017:
4% 7/1/42	2,845,000	3,206,704
5% 6/1/27	290,000	347,965
5% 6/1/31	425,000	500,364
5% 6/1/33	970,000	1,136,784
5% 6/1/35	600,000	700,881
5% 6/1/42	1,000,000	1,155,284
Series 2019 A, 5% 10/1/49	2,000,000	2,506,395
Series 2020 A:
4% 7/1/22	100,000	103,992
5% 7/1/23	310,000	339,487
5% 7/1/24	355,000	403,629
5% 7/1/34	1,000,000	1,290,671
5% 7/1/35	1,000,000	1,288,365
Series 2020 B:
5% 4/15/34	1,000,000	1,307,203
5% 4/15/35	1,000,000	1,304,835
Maryland Stadium Auth. Rev.:
(Pub. Schools Construction and Revitalization Prog.):
Series 2016:
5% 5/1/30	1,715,000	2,061,257
5% 5/1/36	2,000,000	2,406,150
5% 5/1/41 (Pre-Refunded to 5/1/26 @ 100)	1,000,000	1,217,070
Series 2018 A, 5% 5/1/36	1,580,000	1,976,070
Series 2016, 5% 5/1/46 (Pre-Refunded to 5/1/26 @ 100)	1,000,000	1,217,070
Maryland Trans. Auth. Trans. Facility Projs. Rev.:
Series 2017, 5% 7/1/30	3,000,000	3,717,099
Series 2020:
4% 7/1/50	2,500,000	2,962,232
5% 7/1/33	1,000,000	1,328,363
5% 7/1/36	490,000	645,988
Series 2021 A, 5% 7/1/51	2,500,000	3,275,661
Montgomery County Gen. Oblig.:
(Trinity Health Cr. Group Proj.) Series 2016, 5% 12/1/45	2,500,000	3,000,033
Series A, 4% 11/1/33	3,000,000	3,683,799
Prince Georges County Ctfs. of Prtn. Series 2018, 5% 10/1/48	2,100,000	2,612,245
Prince Georges County Gen. Oblig. Series 2020 A, 5% 7/15/34	1,000,000	1,268,230
Univ. of Maryland Sys. Auxiliary Facility & Tuition Rev. Series 2021 A, 4% 4/1/47	2,520,000	3,043,535
Washington Metropolitan Area Transit Auth. Series 2021 A, 5% 7/15/46 (b)	2,500,000	3,285,382

TOTAL MARYLAND		219,419,862

TOTAL MUNICIPAL BONDS
(Cost $208,402,138)		222,203,152
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $208,402,138)		222,203,152
NET OTHER ASSETS (LIABILITIES) - 0.3%		679,789
NET ASSETS - 100%		$222,882,941

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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